Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,515	$ 14,723
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	8,079	8,718
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 5,436	$ 6,005